IMPAIRMENT OF ASSETS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 65,851	$ 69,922
Increase (decrease) due to business combination	732
Increase (decrease) in foreign currency exchange	(832)	(4,071)
Closing balance	$ 65,751	$ 65,851